Earnings Per Share - Additional information (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Incremental common shares attributable to dilutive effect of accelerated share repurchase agreements	252,695	323,283	97,318
Incremental common shares attributable to participating nonvested shares with non-forfeitable dividend rights	1,477,617
Series C Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Incremental shares non vested share awards		2,753,216	4,234,814
A, B, C, D, F and G warrants [Member]
Class of Warrant or Right [Line Items]
Weighted average number of common shares issuable upon the exercise of warrants	21,358,068
Class E Warrants [Member]
Class of Warrant or Right [Line Items]
Incremental common shares attributable to dilutive effect of call options and warrants	3,166,666	4,199,999
Class A, B, C and D warrants [Member]
Class of Warrant or Right [Line Items]
Weighted average number of common shares issuable upon the exercise of warrants		2,310,268
Class A, B, C, D and E warrants [Member]
Class of Warrant or Right [Line Items]
Weighted average number of common shares issuable upon the exercise of warrants			10,810,267
Pre funded warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Issued Prefunded	1,100,000